Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Revenue Recognized in Consolidated Statement of Profit or Loss
Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

	2020	2019	2018
	(EUR’000)
Revenue from external customers
Revenue from rendering of services (recognized over time)	2,140	9,919	1,215
Sale of clinical supply (recognized at a point in time)	2,206	804	—
“Right-to-use” licenses (recognized at a point in time)	2,607	2,652	9,366

Total revenue (1)	6,953	13,375	10,581

Attributable to
VISEN Pharmaceuticals (1)	6,880	13,371	10,508
Other collaboration partners	73	4	73

Total revenue	6,953	13,375	10,581

Total revenue specified per geographical location
North America	2,679	2,652	10,581
China	4,274	10,723	—

Total revenue	6,953	13,375	10,581

(1)	“Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €3.5 million and €6.5 million for the years ended December 31, 2020 and 2019, respectively.